S000010778 [Member] Expense Example - S000010778 [Member]	Apr. 30, 2025 USD ($)
C000029792 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 166
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	543
Expense Example, with Redemption, 10 Years	1,109
C000029795 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	310
Expense Example, with Redemption, 10 Years	720
C000122570 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	152
Expense Example, with Redemption, 5 Years	278
Expense Example, with Redemption, 10 Years	648
C000174632 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	267
Expense Example, with Redemption, 10 Years	623
C000255076 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	310
Expense Example, with Redemption, 10 Years	$ 720